CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents		$ 15,950	$ 17,514
Short-term bank deposits			470
Accounts receivable, net		19,277	25,744
Other current assets and prepaid expenses		3,627	2,363
Inventory, net	[1]	38,605	38,630	[2]
Total current assets		77,459	84,721
NON-CURRENT ASSETS:
Investment in affiliates		1,078	1,192
Funds in respect of employee rights upon retirement		2,253	2,779
Deferred income taxes		162	937
Intangible assets, net		911	1,045
Property, plant and equipment, net		21,424	21,321
Total non-current assets		25,828	27,274
Total assets		103,287	111,995
CURRENT LIABILITIES:
Accounts payable		8,270	9,348
Accrued expenses		6,411	8,331
Total current liabilities		14,681	17,679
NON CURRENT LIABILITIES:
Other long-term liabilities		180	146
Liability in respect of employee rights upon retirement		2,648	3,235
Deferred income taxes		1,484	2,361
Total non-current liabilities		4,312	5,742
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 10)
Total liabilities		18,993	23,421
EQUITY:
Ordinary shares of NIS 0.9 par value: Authorized: 13,000,000 shares at December 31, 2018 and 10,000,000 shares at December 2017; Issued: 9,149,169 shares at December 31, 2018 and 9,122,501 shares at December 31, 2017; Outstanding: 8,874,696 shares at December 31, 2018 and 8,848,028 shares at December 31, 2017		2,809	2,802
Additional paid-in capital		65,535	65,073
Treasury shares, at cost, 274,473 shares at December 31, 2018 and 2017		(2,088)	(2,088)
Accumulated other comprehensive income (loss)		(206)	135
Retained earnings		18,244	22,652
Total shareholders' equity		84,294	88,574
Total liabilities and shareholders' equity		$ 103,287	$ 111,995

[1]	The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2018 and 2017 were $8,284 and $8,615, respectively.
[2]	reclassified